FINANCE INCOME AND FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2019
Finance Income And Finance Costs Tables Abstract
Finance income and finance cots

In Thousands of US Dollars
Description	2019	2018	2017

Interest income	$213	$72	$11

Interest and bank charges	(18)	(18)	(52)
Financial costs
Operation lease interest expense	(20)
Accretion of the other liabilities	-	-	(152)
Net foreign exchange gain	(12)	(7)	(1)
Net finance costs	$163	$47	$(194)

Finance income	$201	$65	$10
Finance costs	(18)	(18)	(204)
Operation lease interest expense	(20)
Net finance costs	$163	$47	$(194)